Dec. 31, 2015
Lazard US Small-Mid Cap Equity Portfolio
Lazard US Small-Mid Cap Equity Portfolio
THE LAZARD FUNDS, INC.

All Portfolios except Lazard US Short Duration Fixed Income Portfolio

Supplement to Current Summary Prospectuses and Prospectus

Notwithstanding anything in a Portfolio's Summary Prospectus or the Prospectus or Statement of Additional Information, the redemption fee for each Portfolio is removed and will not be charged effective August 15, 2016.

Dated:  July 27, 2016